Schedule of Investments (unaudited)
October 31, 2024
 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 96.5%
Alabama — 3.7%
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds, Series D-1, Refunding	5.500%	2/1/29	$400,000	$426,817 (a)(b)
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	450,000	470,508 (c)
Jefferson County, AL, Sewer Revenue:
Warrants, Series 2024, Refunding	5.250%	10/1/44	3,500,000	3,785,588
Warrants, Series 2024, Refunding	5.250%	10/1/49	3,000,000	3,202,555
Warrants, Series 2024, Refunding	5.500%	10/1/53	2,500,000	2,708,586
Mobile County, AL, IDA Revenue, Solid Waste Disposal Facility, Calvert LLC Project, Series A	5.000%	6/1/54	610,000	623,541 (c)
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project No 1, Series A, Refunding	5.000%	4/1/32	750,000	804,010
Total Alabama				12,021,605
Alaska — 0.2%
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	600,000	610,821 (c)
Arizona — 5.2%
Chandler, AZ, IDA Revenue:
Intel Corp. Project	4.100%	6/15/28	500,000	502,389 (a)(b)(c)
Intel Corp. Project	4.000%	6/1/29	3,000,000	3,002,447 (a)(b)(c)
La Paz County, AZ, IDA Revenue:
Charter School Solutions, Harmony Public School Project, Series A	5.000%	2/15/36	750,000	754,149 (d)
Charter School Solutions, Harmony Public School Project, Series A	5.000%	2/15/46	3,175,000	3,161,930 (d)
Maricopa County, AZ, IDA Revenue, Legacy Traditional Schools Project, Series 2019, Refunding	5.000%	7/1/49	1,500,000	1,499,979 (d)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	850,000	862,729 (d)
Phoenix, AZ, IDA Revenue, Basis School Inc., Refunding	5.000%	7/1/45	7,000,000	7,002,795 (d)
Total Arizona				16,786,418
Arkansas — 0.2%
Arkansas State Development Finance Authority, Environmental Improvement Revenue, United States Steel Corporation Project, Green Bonds	5.700%	5/1/53	750,000	792,881 (c)
California — 13.4%
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series B	5.000%	12/1/32	3,100,000	3,331,528 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	1,100,000	1,163,561 (a)(b)
Clean Energy Project, Green Bonds, Series E	5.000%	9/1/32	2,650,000	2,835,841 (a)(b)(e)
Clean Energy Project, Green Bonds,Series C	5.000%	10/1/32	550,000	589,741 (a)(b)
California State Community Housing Agency, Essential Housing Revenue, Stoneridge Apartments, Series A	4.000%	2/1/56	1,500,000	1,240,003 (d)
California State MFA Revenue, Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	2,250,000	2,274,286 (c)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	7,500,000	7,500,479 (c)(d)
California State Public Finance Authority, Senior Living Revenue:
Enso Village Project, Green Bond, Series A, Refunding	5.000%	11/15/51	500,000	469,021
Enso Village Project, Green Bond, Series A, Refunding	5.000%	11/15/56	750,000	693,787
California State School Finance Authority, School Facilities Revenue:
KIPP LA Project, Series A	5.000%	7/1/34	600,000	600,404 (d)
KIPP LA Project, Series A	5.125%	7/1/44	750,000	750,237 (d)
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2024
 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
M-S-R Energy Authority, CA, Natural Gas Revenue, Series B	7.000%	11/1/34	$14,000,000	$17,429,712
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2003-1	5.500%	9/1/37	250,000	260,681
Community Facilities District No 2003-1	5.750%	9/1/52	500,000	515,480
Community Facilities District No 2023-1	5.625%	9/1/53	1,060,000	1,117,595
Community Facilities District No 2023-1	5.000%	9/1/54	2,500,000	2,519,422
Total California				43,291,778
Colorado — 2.8%
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	500,000	500,009
North Range, CO, Metropolitan District No 2, GO:
Series A, Refunding	5.625%	12/1/37	500,000	500,262
Subordinated, Series B	7.750%	12/15/47	1,000,000	1,001,945
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	4,450,000	5,361,000
Village Metropolitan District, CO:
Limited & Special Revenue, Series 2020, Refunding and Improvements	5.000%	12/1/40	500,000	501,645
Limited & Special Revenue, Series 2020, Refunding and Improvements	5.000%	12/1/49	1,200,000	1,200,820
Total Colorado				9,065,681
District of Columbia — 0.6%
Metropolitan Washington, DC, Airports Authority Aviation Revenue, Series A, Refunding	5.000%	10/1/30	1,750,000	1,876,460 (c)
Florida — 5.0%
Broward County, FL, Port Facilities Revenue, Senior Bonds, Series B	4.000%	9/1/49	4,500,000	4,115,372 (c)
Florida State Development Finance Corp., Educational Facilities Revenue:
Mater Academy Projects, Series A	5.000%	6/15/35	1,000,000	1,017,035
Mater Academy Projects, Series A	5.000%	6/15/40	1,000,000	1,009,575
Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	1,200,000	1,209,747 (d)
Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	990,000	995,073 (d)
Florida State Development Finance Corp., Revenue, Brightline Passenger Rail Project, Refunding, AGM	5.250%	7/1/53	2,950,000	3,072,506 (c)
Miami-Dade County, FL, Seaport Revenue, Senior Bonds, Series A, Refunding	5.250%	10/1/52	1,500,000	1,582,212 (c)
Orange County, FL, Health Facilities Authority Revenue, Orlando Health Inc., Series A	5.000%	10/1/53	500,000	524,173
Palm Beach County, FL, Health Facilities Authority Revenue:
Acts Retirement-Life Communities	5.000%	11/15/45	750,000	765,081
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/41	250,000	228,371
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series A	5.000%	6/1/55	1,000,000	979,998
Reunion, FL, East Community Development District, Special Assessment Bond, Series A-2	7.375%	5/1/33	355,000	4 *(f)(g)(h)
Wildwood, FL, Village Community Development District No 15, Special Assessment Revenue	5.000%	5/1/43	650,000	671,056 (d)
Total Florida				16,170,203
Georgia — 1.4%
Georgia State Municipal Electric Authority, Power Revenue:
Plant Vogtle Units 3&4, Project M, Series A	5.250%	7/1/64	800,000	846,819
Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	500,000	533,871
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2024 Quarterly Report

 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Georgia — continued
Plant Vogtle Units 3&4, Project P, Series B	5.000%	1/1/59	$1,200,000	$1,207,557
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	1,250,000	1,288,093
Series C	5.000%	9/1/30	500,000	532,090 (a)(b)
Total Georgia				4,408,430
Hawaii — 0.3%
Honolulu, HI, City & County Wastewater System Revenue:
First Senior Bond Resolution, Series A	3.000%	7/1/41	750,000	631,360
First Senior Bond Resolution, Series A, Refunding	5.000%	7/1/38	250,000	282,582 (e)
Total Hawaii				913,942
Illinois — 12.8%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	1,000,000	1,014,431
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/36	500,000	511,703
Dedicated, Series A	5.875%	12/1/47	1,000,000	1,077,644
Dedicated, Series G, Refunding	5.000%	12/1/34	100,000	101,303
Dedicated, Series H	5.000%	12/1/46	3,250,000	3,180,074
Series A	5.000%	12/1/35	2,000,000	2,057,164
Series D	5.000%	12/1/46	750,000	733,863
Chicago, IL, GO:
Chicago Works, Series A	5.500%	1/1/39	1,200,000	1,290,052
Series A, Refunding	5.000%	1/1/28	1,500,000	1,568,892
Series A, Refunding	6.000%	1/1/38	1,250,000	1,295,452
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series G	5.000%	1/1/47	1,000,000	1,006,265 (c)
Senior Lien, Series G	5.000%	1/1/52	1,000,000	1,003,976 (c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	4,000,000	4,049,202
Second Lien, Series A, Refunding	4.000%	12/1/55	300,000	270,667
Illinois State Development Finance Authority, Environmental Facilities Revenue, Citgo Petroleum Corp. Project	8.000%	6/1/32	3,250,000	3,254,349 (c)
Illinois State Sports Facilities Authority Revenue, Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	720,000	770,335
Illinois State, GO:
Series 2016	5.000%	1/1/41	5,020,000	5,054,411
Series A	5.000%	3/1/46	1,000,000	1,042,372
Series A, Refunding	5.000%	10/1/29	2,900,000	3,062,531
Series A, Refunding	5.000%	10/1/30	1,475,000	1,550,768
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A	5.000%	6/15/57	1,150,000	1,163,890
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	2,000,000	1,944,270
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	750,000	767,795
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	3,250,000	3,395,844
Total Illinois				41,167,253
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2024
 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Indiana — 1.4%
Indiana State Finance Authority Revenue:
BHI Senior Living Inc., Series A, Refunding	4.000%	11/15/41	$1,250,000	$1,166,265
Marion General Hospital, Series A	4.000%	7/1/45	500,000	460,912
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	500,000	513,075
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project, Refunding	5.000%	1/1/54	2,400,000	2,438,663 (c)
Total Indiana				4,578,915
Kentucky — 0.6%
Kentucky State PEA, Gas Supply Revenue, Series A	4.000%	6/1/26	2,000,000	2,009,541 (a)(b)
Louisiana — 1.3%
Louisiana State PFA, Lease Revenue:
Provident Group, Flagship Properties	5.000%	7/1/42	1,000,000	1,018,126
Provident Group, Flagship Properties, Series A	4.000%	7/1/44	1,000,000	931,905
Provident Group, Flagship Properties, Series A	4.000%	7/1/49	500,000	456,600
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series A-3, Refunding	2.200%	7/1/26	1,000,000	977,526 (a)(b)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	750,000	735,248 (a)(b)
Total Louisiana				4,119,405
Maryland — 1.0%
Maryland State EDC Revenue:
Morgan State University Project	4.250%	7/1/50	1,000,000	921,300
Seagirt Marine Terminal Project, Series A	5.000%	6/1/44	300,000	306,943 (c)
Seagirt Marine Terminal Project, Series A	5.000%	6/1/49	1,000,000	1,015,963 (c)
Maryland State Health & Higher EFA Revenue:
Frederick Health System, Refunding	4.000%	7/1/45	500,000	468,744
Frederick Health System, Refunding	4.000%	7/1/50	725,000	658,263
Total Maryland				3,371,213
Massachusetts — 0.3%
Massachusetts State DFA Revenue, Boston Medical Center, Sustainability Bonds, Series G, Refunding	5.250%	7/1/52	1,000,000	1,070,210
Michigan — 0.8%
Michigan State Finance Authority Revenue:
Henry Ford Health System, Series A	4.000%	11/15/50	1,250,000	1,130,534
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	4.375%	2/28/54	500,000	480,692
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	95,000	96,993
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	850,000	863,216 (c)
Total Michigan				2,571,435
Minnesota — 1.1%
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Revenue, Subordinated, Series B, Refunding	5.000%	1/1/44	3,500,000	3,576,328 (c)
Missouri — 1.6%
Missouri State HEFA Revenue:
Lutheran Senior Services Projects, Series A, Refunding	5.250%	2/1/48	1,000,000	1,056,941
Lutheran Senior Services Projects, Series A, Refunding	5.250%	2/1/54	1,000,000	1,046,914
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2024 Quarterly Report

 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Missouri — continued
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills, Series A	5.875%	9/1/43	$3,000,000	$3,003,074
Total Missouri				5,106,929
Nebraska — 1.1%
Central Plains Energy Project, NE, Gas Project Revenue, Project No 3, Series A, Refunding	5.000%	9/1/42	3,160,000	3,470,201
Nevada — 1.0%
State of Nevada Department of Business & Industry Revenue:
Charter School Lease Revenue, Somerset Academy, Series A	5.000%	12/15/35	1,295,000	1,302,930 (d)
Charter School Lease Revenue, Somerset Academy, Series A	5.125%	12/15/45	2,015,000	2,017,380 (d)
Total Nevada				3,320,310
New Hampshire — 0.2%
National Finance Authority, NH, Revenue, Presbyterian Senior Living Project, Series A	5.250%	7/1/48	700,000	740,188
New Jersey — 2.1%
New Jersey State EDA Revenue:
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	2,000,000	1,904,969
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	1,150,000	1,178,141 (c)
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series BB	5.000%	6/15/44	3,000,000	3,105,351
Transportation System, Series A, Refunding	4.250%	6/15/40	500,000	507,546
Total New Jersey				6,696,007
New Mexico — 0.2%
Santa Fe, NM, Retirement Facilities Revenue, EL Castillo Retirement Residences Project, Series A	5.000%	5/15/49	750,000	748,931
New York — 9.7%
Build NYC Resource Corp., NY, Revenue, East Harlem Scholars Academy Charter School Project	5.750%	6/1/62	750,000	787,115 (d)
MTA, NY, Transportation Revenue:
Green Bonds, Series E, Refunding	4.000%	11/15/45	500,000	481,065
Series A-2	5.000%	5/15/30	1,000,000	1,076,080 (a)(b)
Series B, Refunding	5.000%	11/15/37	500,000	509,801
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	750,000	712,913
New York State Liberty Development Corp., Liberty Revenue, 7 World Trade Center Project, Class 3, Refunding	3.500%	9/15/52	1,800,000	1,475,393
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	6.000%	4/1/35	800,000	893,749 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.625%	4/1/40	700,000	752,017 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	2,000,000	1,913,969 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	9,645,000	9,997,150 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AGM	5.125%	6/30/60	6,125,000	6,286,639 (c)
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2024
 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
John F. Kennedy International Airport Terminal 6 Redevelopment Project, Convertible Capital Appreciation Bonds, Series B, Refunding, AGC	0.000%	12/31/54	$300,000	$193,018 (c)(e)
John F. Kennedy International Airport Terminal 6 Redevelopment Project, Green Bonds, Series A, Refunding	5.500%	12/31/54	300,000	319,969 (c)(e)
John F. Kennedy International Airport Terminal 6 Redevelopment Project, Green Bonds, Series A, Refunding, AGC	4.500%	12/31/54	700,000	683,178 (c)(e)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	1,100,000	1,095,465 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	1,200,000	1,193,454 (c)
Port Authority of New York & New Jersey Revenue:
Consolidated Series 221	4.000%	7/15/45	1,500,000	1,443,419 (c)(i)
Consolidated Series 221	4.000%	7/15/55	500,000	467,372 (c)
Troy Capital Resource Corp., NY, Revenue, Rensselaer Polytechnic Institute Project, Series A, Refunding	4.000%	9/1/40	1,000,000	978,604
Total New York				31,260,370
North Dakota — 0.2%
Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AGM	3.000%	12/1/46	800,000	623,537
Ohio — 1.8%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue, Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	1,300,000	1,175,708
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B, Refunding	2.500%	10/1/29	1,000,000	925,992 (a)(b)(c)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	2,000,000	1,980,278 (c)
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	6/30/53	1,650,000	1,654,083 (c)
Total Ohio				5,736,061
Oklahoma — 0.5%
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue:
Montereau Inc. Project, Refunding	5.250%	11/15/37	500,000	509,109
Montereau Inc. Project, Refunding	5.250%	11/15/45	1,000,000	1,009,749
Total Oklahoma				1,518,858
Oregon — 0.4%
Clackamas County, OR, Hospital Facility Authority Revenue, Senior Living, Willamette View Project, Refunding	5.000%	11/15/47	1,250,000	1,233,143
Pennsylvania — 4.5%
Allegheny County, PA, HDA Revenue, University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	1,000,000	983,500
Lancaster County, PA, IDA Revenue, Willow Valley Communities Project	5.000%	12/1/49	1,750,000	1,762,208
Lancaster County, PA, Convention Center Authority Revenue, Hotel Room Rental Tax, Series B, Refunding, County GTD	4.750%	5/1/57	1,000,000	1,015,852
Pennsylvania State Economic Development Financing Authority Exempt Facilities Revenue, PPL Energy Supply LLC Project, Series B, Refunding	5.250%	6/1/27	1,700,000	1,722,133 (a)(b)
Pennsylvania State Economic Development Financing Authority Revenue:
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.000%	12/31/32	2,000,000	2,138,006 (c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	5,400,000	5,562,213 (c)
Philadelphia, PA, Authority for IDR, Charter School Revenue, Philadelphia Performing Arts: A String Theory Charter School Project, Refunding	5.000%	6/15/50	1,200,000	1,190,487
Total Pennsylvania				14,374,399
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2024 Quarterly Report

 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Puerto Rico — 5.2%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	$2,600,000	$2,655,525 (d)
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	60,471	41,352
Restructured, Series A-1	5.375%	7/1/25	26,131	26,412
Restructured, Series A-1	5.625%	7/1/27	51,860	53,988
Restructured, Series A-1	5.625%	7/1/29	51,018	54,914
Restructured, Series A-1	5.750%	7/1/31	49,554	54,667
Restructured, Series A-1	4.000%	7/1/33	46,990	46,337
Restructured, Series A-1	4.000%	7/1/35	442,237	434,162
Restructured, Series A-1	4.000%	7/1/37	2,160,000	2,097,836
Restructured, Series A-1	4.000%	7/1/41	299,287	282,680
Restructured, Series A-1	4.000%	7/1/46	51,258	47,870
Subseries CW	0.000%	11/1/43	207,750	133,999 (b)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	1,420,000	610,600 *(f)
Series A	5.050%	7/1/42	215,000	92,450 *(f)
Series XX	5.250%	7/1/40	2,130,000	915,900 *(f)
Series ZZ, Refunding	—	7/1/18	350,000	149,625 *(j)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	760,000	685,165
CAB, Restructured, Series A-1	0.000%	7/1/46	3,460,000	1,136,109
Restructured, Series A-1	4.550%	7/1/40	130,000	130,641
Restructured, Series A-1	4.750%	7/1/53	5,275,000	5,238,824
Restructured, Series A-1	5.000%	7/1/58	1,145,000	1,147,633
Restructured, Series A-2	4.329%	7/1/40	720,000	713,313
Total Puerto Rico				16,750,002
Rhode Island — 0.1%
Central Falls, RI, Detention Facility Corp., Detention Facilities Revenue, Refunding	7.250%	7/15/35	980,000	392,000 *(f)
South Carolina — 0.3%
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	1,000,000	966,782
Tennessee — 0.5%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	1,000,000	952,527
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Revenue, Series A, AGM	5.250%	7/1/53	750,000	806,403
Total Tennessee				1,758,930
Texas — 11.7%
Austin, TX, Airport System Revenue, Series 2022	5.000%	11/15/52	750,000	773,448 (c)
Central Texas Regional Mobility Authority Revenue:
CAB, Refunding	0.000%	1/1/36	2,800,000	1,754,180
CAB, Refunding	0.000%	1/1/38	2,000,000	1,124,340
CAB, Refunding	0.000%	1/1/40	2,200,000	1,099,878
Galveston, TX, Wharves & Terminal Revenue, Series A	5.250%	8/1/36	1,500,000	1,610,946 (c)
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2024
 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Gulf Coast, TX, IDA, Solid Waste Disposal Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	$2,000,000	$2,000,488 (c)
Houston, TX, Airport System Revenue:
Special Facilities, Continental Airlines Terminal Improvement Projects, Refunding	6.500%	7/15/30	6,500,000	6,564,831 (c)
Special Facilities, Continental Airlines Terminal Improvement Projects, Refunding	6.625%	7/15/38	5,000,000	5,049,870 (c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	1,000,000	966,899 (c)
Special Facilities, United Airlines Terminal Improvement Projects, Refunding	5.000%	7/15/35	7,500,000	7,521,113 (c)
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	110,000	111,994 (c)
Series 2017	5.000%	11/1/36	110,000	111,670 (c)
New Hope Cultural Education Facilities Finance Corp., TX:
Retirement Facility Revenue, Westminster Manor Project, Refunding	4.000%	11/1/49	1,200,000	1,088,714
Student Housing Revenue, Collegiate Housing College Station, AGM	5.000%	4/1/46	500,000	500,031
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/56	900,000	734,066
Port Beaumont, TX, Navigation District Dock and Wharf Facility Revenue, Jefferson Gulf Coast Energy Project, Series A	3.000%	1/1/50	250,000	177,713 (c)(d)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	1,000,000	1,003,149
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/46	1,200,000	1,160,892
Texas State, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	2,805,000	2,882,840
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	6/30/37	515,000	515,821
Senior Lien, NTE Mobility Partners Segments 3 LLC, Refunding	5.500%	6/30/40	600,000	646,464 (c)
Willacy County, TX, Jail Public Facilities Corp. Project Revenue	7.500%	11/1/25	195,000	188,577
Total Texas				37,587,924
Utah — 1.0%
Utah State Charter School Finance Authority, Charter School Revenue:
Summit Academy Inc., Series A, Refunding, UT CSCE	5.000%	4/15/39	350,000	361,894
Summit Academy Inc., Series A, Refunding, UT CSCE	5.000%	4/15/44	625,000	639,362
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	750,000	756,670
Utah State Infrastructure Agency Telecommunication Revenue:
Series 2021	4.000%	10/15/41	500,000	462,366
Series A	5.375%	10/15/40	1,150,000	1,180,938
Total Utah				3,401,230
Virginia — 0.4%
Virginia State Small Business Financing Authority Revenue:
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	500,000	517,242
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	750,000	780,059 (c)
Total Virginia				1,297,301
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2024 Quarterly Report

 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Washington — 0.4%
Washington State Health Care Facilities Authority Revenue, Commonspirit Health, Series A-1, Refunding	4.000%	8/1/44	$1,250,000	$1,195,509
Wisconsin — 1.5%
Public Finance Authority, WI, Revenue, The Carmelite System Inc. Obligated Group, Refunding	5.000%	1/1/45	300,000	306,412
Public Finance Authority, WI, Student Housing Revenue:
Beyond Boone LLC, Appalachian State University Project, AGM	4.000%	7/1/50	700,000	663,824
CHF Wilmington LLC, University of North Carolina at Wilmington Project, AGM	5.000%	7/1/53	2,470,000	2,510,293
University of Hawai’i Foundation Project, Green Bonds, Series A-1	4.000%	7/1/51	790,000	674,293 (d)
Wisconsin State HEFA Revenue, Bellin Memorial Hospital Inc., Series A	5.500%	12/1/52	500,000	543,325
Total Wisconsin				4,698,147

Total Municipal Bonds (Cost — $309,554,300)				311,279,278
Municipal Bonds Deposited in Tender Option Bond Trusts(k) — 5.0%
Florida — 1.3%
Florida State Department of Transportation Turnpike Revenue:
Series C	4.000%	7/1/51	2,000,000	1,954,627
Series C	4.000%	7/1/54	2,100,000	2,033,965
Total Florida				3,988,592
New York — 3.7%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	3,055,000	3,313,123
New York State Dormitory Authority, State Personal Income Tax Revenue, Series A	4.000%	3/15/45	4,755,000	4,708,578
New York State Urban Development Corp., State Sales Tax Revenue, Series A	5.000%	3/15/49	3,700,000	3,953,494
Total New York				11,975,195

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $15,723,816)				15,963,787
Total Investments before Short-Term Investments (Cost — $325,278,116)				327,243,065
Short-Term Investments — 0.8%
Municipal Bonds — 0.8%
Delaware — 0.8%
University of Delaware, DE, Revenue, Series 2005, Refunding, SPA - TD Bank N.A.	4.000%	11/1/35	2,500,000	2,500,000 (l)(m)
Massachusetts — 0.0%††
Massachusetts State DFA Revenue, Children Hospital Issue, Series U-1, Refunding, LOC - TD Bank N.A.	3.950%	3/1/48	100,000	100,000 (l)(m)

Total Short-Term Investments (Cost — $2,600,000)				2,600,000
Total Investments — 102.3% (Cost — $327,878,116)				329,843,065
TOB Floating Rate Notes — (2.8)%				(8,995,000)
Other Assets in Excess of Other Liabilities — 0.5%				1,559,414
Total Net Assets — 100.0%				$322,407,479

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2024
 Western Asset Municipal High Income Fund
††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Securities traded on a when-issued or delayed delivery basis.
(f)	The coupon payment on this security is currently in default as of October 31, 2024.
(g)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(h)	Security is valued using significant unobservable inputs (Note 1).
(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(j)	The maturity principal is currently in default as of October 31, 2024.
(k)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.
(l)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(m)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviation(s) used in this schedule:
AGC	—	Assured Guaranty Corporation — Insured Bonds
AGM	—	Assured Guaranty Municipal Corporation — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
CSCE	—	Charter School Credit Enhancement
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
EFA	—	Educational Facilities Authority
GO	—	General Obligation
GTD	—	Guaranteed
HDA	—	Housing Development Authority
HEFA	—	Health & Educational Facilities Authority
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MTA	—	Metropolitan Transportation Authority
PCFA	—	Pollution Control Financing Authority
PEA	—	Public Energy Authority
PFA	—	Public Facilities Authority
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
At October 31, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	82	12/24	$10,991,460	$10,301,250	$(690,210)
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2024 Quarterly Report

 Western Asset Municipal High Income Fund
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Municipal High Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Municipal High Income Fund 2024 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$311,279,274	$4	$311,279,278
Municipal Bonds Deposited in Tender Option Bond Trusts	—	15,963,787	—	15,963,787
Total Long-Term Investments	—	327,243,061	4	327,243,065
Short-Term Investments†	—	2,600,000	—	2,600,000
Total Investments	—	$329,843,061	$4	$329,843,065
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$690,210	—	—	$690,210

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Western Asset Municipal High Income Fund 2024 Quarterly Report